Taxes Based on Income (Tables)	12 Months Ended
Dec. 31, 2011
Taxes Based on Income [Abstract]
Taxes based on Income (loss)

Taxes based on income (loss) were as follows:

(In millions)	2011	2010	2009

Current:
U.S. federal tax	$.6	$(39.2)	$(54.0)
State taxes	(1.0)	(6.9)	(2.9)
International taxes	79.2	87.7	52.6
	78.8	41.6	(4.3)
Deferred:
U.S. federal tax	(9.9)	(14.4)	(44.6)
State taxes	(1.4)	7.5	(7.0)
International taxes	11.0	(37.5)	(36.1)
	(.3)	(44.4)	(87.7)
Provision for (benefit from) income taxes	$78.5	$(2.8)	$(92.0)

The principal item accounting for the difference in taxes

The principal items accounting for the difference in taxes as computed at the U.S. statutory rate, and as recorded, were as follows:

(In millions)	2011	2010	2009

Computed tax at 35% of income (loss) before taxes	$81.5	$83.6	$(324.3)
Increase (decrease) in taxes resulting from:
State taxes, net of federal tax benefit	(2.3)	(1.3)	(12.2)
Foreign earnings taxed at different rates	2.5	(58.8)	(2.4)
Valuation allowance	8.3	2.5	4.0
Goodwill and indefinite-lived intangible asset impairment	–	–	276.4
Deferred compensation assets	(5.1)	(7.9)	(30.5)
U.S. federal tax credits (R&D and low-income housing)	(4.6)	(3.8)	(2.8)
Tax contingencies and audit settlements	1.6	(17.7)	7.2
Other items, net	(3.4)	.6	(7.4)
Provision for (benefit from) income taxes	$78.5	$(2.8)	$(92.0)

Consolidated income (loss) before taxes for U.S. and international operations

Consolidated income (loss) before taxes from continuing U.S. and international operations was as follows:

(In millions)	2011	2010	2009

U.S.	$(64.6)	$(45.7)	$(518.0)
International	297.5	284.7	(408.6)
Income (loss) from continuing operations before taxes	$232.9	$239.0	$(926.6)

The primary components of the temporary differences that gave rise to the Company's deferred tax assets and liabilities

Deferred income taxes reflect the temporary differences between the amounts at which assets and liabilities are recorded for financial reporting purposes and the amounts utilized for tax purposes. The primary components of the temporary differences that gave rise to the Company’s deferred tax assets and liabilities were as follows:

(In millions)	2011	2010

Accrued expenses not currently deductible	$62.2	$69.7
Net operating losses	352.3	348.5
Tax credit carryforwards	129.8	111.4
Capital loss carryforward	11.7	13.5
Postretirement and post employment benefits	102.7	108.6
Pension costs	127.5	104.2
Inventory reserves	11.9	11.6
Other assets	3.7	7.5
Valuation allowance	(122.8)	(115.6)
Total deferred tax assets(1)	679.0	659.4
Depreciation and amortization	(168.7)	(188.1)
Repatriation accrual	(18.1)	(15.3)
Foreign operating loss recapture	(119.0)	(122.0)
Other liabilities	(9.8)	(6.6)
Total deferred tax liabilities(1)	(315.6)	(332.0)
Total net deferred tax assets	$363.4	$327.4

(1)	Reflected gross amount before jurisdictional netting of deferred tax assets and liabilities.

Reconciliation of the beginning and ending amount of unrecognized tax benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is set forth below:

(In millions)	2011	2010

Balance at beginning of year	$127.2	$151.7
Additions based on tax positions related to the current year	19.7	17.4
Additions for tax position of prior years	2.6	7.0
Reductions for tax positions of prior years:
Changes in judgment	(2.3)	–
Settlements	(5.5)	(7.9)
Lapses of applicable statute	(19.2)	(36.7)
Changes due to translation of foreign currencies	(2.2)	(4.3)
Balance at end of year	$120.3	$127.2